CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
NET SALES	$ 0	$ 0	$ 0	$ 0
COST AND EXPENSES:
Selling, general and administrative	270,494	265,308	1,850,021	735,327
Depreciation and amortization	917	181,719	2,705	545,179
Research & development	15,627	15,055	63,317	58,266
Total Costs and Expenses	287,038	462,082	1,916,043	1,338,772
NET OPERATING LOSS	(287,038)	(462,082)	(1,916,043)	(1,338,772)
OTHER INCOME (EXPENSE)
Income (loss) on foreign exchange	(19,418)	55,054	43,106	12,760
Interest expense	(75,778)	(16,426)	(197,458)	(20,237)
Amortization - debt discount	(80,846)	(20,017)	(301,576)	(362,046)
Total Other Income (Expense)	(176,042)	18,611	(455,928)	(369,523)
LOSS BEFORE INCOME TAXES	(463,080)	(443,471)	(2,371,971)	(1,708,295)
NET LOSS	(463,080)	(443,471)	(2,371,971)	(1,708,295)
PROVISION FOR INCOME TAXES	$ 0	$ 0	$ 0	$ 0
NET LOSS PER COMMON SHARE (BASIC AND DILUTED)	$ 0	$ 0	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	173,813,461	161,821,489	169,108,859	149,302,895